Debt Capital Leases (Details) $ in Millions	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
Capital Leases, Future Minimum Payments, Next Rolling Twelve Months	$ 390
Capital Leases, Future Minimum Payments, Due in Rolling Year Two	354
Capital Leases, Future Minimum Payments, Due in Rolling Year Three	315
Capital Leases, Future Minimum Payments, Due in Rolling Year Four	200
Capital Leases, Future Minimum Payments, Due in Rolling Year Five	150
Capital Leases, Future Minimum Payments, Due in Rolling after Year Five	214
Capital Leases, Future Minimum Payments Due	1,623
Capital Leases, Future Minimum Payments, Interest Included in Payments	$ 198